UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08012

Government Obligations Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Government Obligations Portfolio

October 31, 2014

Portfolio of Investments

Mortgage Pass-Throughs — 86.7%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.36%, with maturity at 2038(1)	$4,472	$4,794,545
2.364%, with maturity at 2036(1)	4,044	4,318,154
2.889%, with maturity at 2035(1)	6,773	7,240,489
2.904%, with maturity at 2034(1)	1,701	1,819,539
4.50%, with various maturities to 2035	5,433	5,802,461
5.00%, with various maturities to 2018	1,780	1,890,556
5.50%, with various maturities to 2032	2,842	3,013,660
6.00%, with various maturities to 2035	12,945	14,624,241
6.50%, with various maturities to 2036	33,581	38,343,565
6.87%, with maturity at 2024	98	110,654
7.00%, with various maturities to 2035	19,524	22,478,405
7.09%, with maturity at 2023	392	438,650
7.25%, with maturity at 2022	569	637,200
7.31%, with maturity at 2027	134	155,674
7.50%, with various maturities to 2035	16,965	20,047,990
7.63%, with maturity at 2019	132	141,825
7.75%, with maturity at 2018	10	10,788
7.78%, with maturity at 2022	80	89,583
7.85%, with maturity at 2020	105	114,906
8.00%, with various maturities to 2028	4,092	4,534,485
8.13%, with maturity at 2019	252	274,041
8.15%, with various maturities to 2021	148	164,810
8.25%, with maturity at 2017	22	23,422
8.50%, with various maturities to 2031	3,998	4,675,395
9.00%, with various maturities to 2027	2,196	2,332,494
9.25%, with maturity at 2017	14	14,174
9.50%, with various maturities to 2026	877	973,380
10.50%, with maturity at 2020	298	338,667
11.00%, with maturity at 2015	4	4,560

		$139,408,313

Federal National Mortgage Association:
1.917%, with various maturities to 2044(1)	$3,354	$3,479,978
1.918%, with various maturities to 2033(1)	2,560	2,657,706
1.926%, with various maturities to 2035(1)	19,602	20,405,612
1.991%, with maturity at 2022(1)	827	844,910
2.006%, with maturity at 2035(1)	1,255	1,300,512
2.021%, with maturity at 2031(1)	1,588	1,625,092
2.20%, with maturity at 2037(1)	4,124	4,290,142
2.263%, with maturity at 2040(1)	1,331	1,415,012
2.393%, with maturity at 2036(1)	4,662	4,990,545
2.579%, with maturity at 2036(1)	1,051	1,083,376
2.986%, with maturity at 2036(1)	1,150	1,189,648
3.552%, with maturity at 2021(1)	784	813,186

Security	Principal Amount (000’s omitted)		Value
Federal National Mortgage Association: (continued)
3.634%, with maturity at 2034(1)	$4,589		$5,000,432
3.715%, with maturity at 2035(1)	5,035		5,487,042
3.727%, with maturity at 2036(1)	331		351,500
3.879%, with maturity at 2036(1)	15,950		17,380,425
3.953%, with maturity at 2034(1)	4,333		4,721,508
4.158%, with maturity at 2035(1)	4,859		5,350,718
4.676%, with maturity at 2034(1)	12,081		13,292,002
5.00%, with maturity at 2027	259		286,894
5.50%, with various maturities to 2030	2,054		2,186,384
6.00%, with various maturities to 2038	15,546		17,647,377
6.435%, with maturity at 2025(2)	130		143,010
6.50%, with various maturities to 2038(3)	113,213		129,966,545
7.00%, with various maturities to 2036	62,218		72,270,809
7.50%, with various maturities to 2032	5,316		6,188,843
7.875%, with maturity at 2021	460		521,214
8.00%, with various maturities to 2032	22,398		26,875,480
8.017%, with maturity at 2030(2)	9		10,813
8.25%, with maturity at 2025	187		213,988
8.33%, with maturity at 2020	306		341,784
8.472%, with maturity at 2021(2)	44		49,778
8.50%, with various maturities to 2032	3,852		4,613,017
9.00%, with various maturities to 2030	469		541,053
9.50%, with various maturities to 2030	974		1,102,601
9.532%, with maturity at 2020(2)	3		3,539
9.586%, with maturity at 2021(2)	36		40,378
9.64%, with maturity at 2025(2)	16		17,956
9.75%, with maturity at 2019	9		10,408
9.827%, with maturity at 2021(2)	41		47,315
9.903%, with maturity at 2025(2)	11		11,930
9.992%, with maturity at 2023(2)	27		30,692
10.062%, with maturity at 2025(2)	4		3,924
10.103%, with maturity at 2021(2)	29		32,168
11.00%, with maturity at 2020	95		100,592
11.046%, with maturity at 2021(2)	2		2,085
11.50%, with maturity at 2019(2)	4		4,580
11.889%, with maturity at 2018(2)	1		732
12.636%, with maturity at 2015(2)	0	(4)	490

			$358,945,725

Government National Mortgage Association:
1.625%, with maturity at 2027(1)	$215		$220,669
2.00%, with maturity at 2026(1)	247		257,782
6.00%, with various maturities to 2033	32,733		37,635,479
6.10%, with maturity at 2033	8,385		9,500,878
6.50%, with various maturities to 2034	8,614		9,956,938
7.00%, with various maturities to 2034	21,652		24,881,620

21	See Notes to Financial Statements.

Government Obligations Portfolio

October 31, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value
Government National Mortgage Association: (continued)
7.50%, with various maturities to 2025	$3,127	$3,559,167
8.00%, with various maturities to 2027	4,589	5,245,486
8.25%, with maturity at 2019	54	58,756
8.30%, with maturity at 2020	19	20,665
8.50%, with various maturities to 2018	440	469,423
9.00%, with various maturities to 2027	3,743	4,509,115
9.50%, with various maturities to 2026	2,184	2,583,516

		$98,899,494

Total Mortgage Pass-Throughs (identified cost $575,806,529)		$597,253,532

Collateralized Mortgage Obligations — 5.1%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$138	$158,597
Series 1822, Class Z, 6.90%, 3/15/26	694	778,577
Series 1829, Class ZB, 6.50%, 3/15/26	278	307,283
Series 1896, Class Z, 6.00%, 9/15/26	352	386,285
Series 2075, Class PH, 6.50%, 8/15/28	167	187,623
Series 2091, Class ZC, 6.00%, 11/15/28	603	675,563
Series 2102, Class Z, 6.00%, 12/15/28	159	180,423
Series 2115, Class K, 6.00%, 1/15/29	1,178	1,302,958
Series 2142, Class Z, 6.50%, 4/15/29	381	439,863
Series 2245, Class A, 8.00%, 8/15/27	5,274	6,321,908

		$10,739,080

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$154	$174,824
Series G92-44, Class ZQ, 8.00%, 7/25/22	98	103,742
Series G93-36, Class ZQ, 6.50%, 12/25/23	6,447	7,260,254
Series 1993-16, Class Z, 7.50%, 2/25/23	214	241,968
Series 1993-39, Class Z, 7.50%, 4/25/23	626	718,261
Series 1993-45, Class Z, 7.00%, 4/25/23	661	749,325
Series 1993-149, Class M, 7.00%, 8/25/23	228	255,837
Series 1993-178, Class PK, 6.50%, 9/25/23	503	558,753
Series 1993-250, Class Z, 7.00%, 12/25/23	38	39,016
Series 1994-40, Class Z, 6.50%, 3/25/24	511	567,619
Series 1994-42, Class K, 6.50%, 4/25/24	2,304	2,559,448
Series 1994-82, Class Z, 8.00%, 5/25/24	911	1,051,140
Series 1997-81, Class PD, 6.35%, 12/18/27	323	360,688
Series 2000-49, Class A, 8.00%, 3/18/27	522	609,760
Series 2001-81, Class HE, 6.50%, 1/25/32	1,154	1,299,546

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association: (continued)
Series 2002-1, Class G, 7.00%, 7/25/23	$302	$337,924
Series 2005-37, Class SU, 28.592%, 3/25/35(5)	1,607	2,292,621

		$19,180,726

Government National Mortgage Association:
Series 1998-19, Class ZB, 6.50%, 7/20/28	$336	$386,837
Series 2014-145, Class SP, 9.093%, 10/16/44(5)	5,138	5,079,549

		$5,466,386

Total Collateralized Mortgage Obligations (identified cost $33,041,333)		$35,386,192

U.S. Government Agency Obligations — 1.3%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Bank:
4.75%, 3/10/23	$4,500	$5,230,674
5.75%, 6/12/26	2,720	3,445,783

Total U.S. Government Agency Obligations (identified cost $7,413,712)		$8,676,457

U.S. Treasury Obligations — 1.2%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23(3)	$6,000	$8,272,032

Total U.S. Treasury Obligations (identified cost $6,161,809)		$8,272,032

Short-Term Investments — 5.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(6)	$36,823	$36,822,803

Total Short-Term Investments (identified cost $36,822,803)		$36,822,803

Total Investments — 99.6% (identified cost $659,246,186)		$686,411,016

22	See Notes to Financial Statements.

Government Obligations Portfolio

October 31, 2014

Portfolio of Investments — continued

Interest Rate Swaptions Written — (0.2)%

Description	Counterparty	Expiration Date	Notional Amount	Value
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.45%	Citibank, N.A.	10/15/15	$100,000,000	$(1,444,100)

Total Interest Rate Swaptions Written (premium received $2,650,000)				$(1,444,100)

Other Assets, Less Liabilities — 0.6%				$4,435,584

Net Assets — 100.0%				$689,402,500

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at October 31, 2014.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2014.

(3)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(4)	Principal amount is less than $500.

(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2014.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2014.

23	See Notes to Financial Statements.

Government Obligations Portfolio

October 31, 2014

Statement of Assets and Liabilities

Assets	October 31, 2014
Unaffiliated investments, at value (identified cost, $622,423,383)	$649,588,213
Affiliated investment, at value (identified cost, $36,822,803)	36,822,803
Restricted cash*	1,512,112
Interest receivable	3,066,108
Interest receivable from affiliated investment	7,011
Receivable for investments sold	322,320
Receivable for variation margin on open financial futures contracts	18,436
Receivable for open swap contracts	1,781,600
Total assets	$693,118,603

Liabilities
Cash collateral due to broker	$1,500,000
Written swaptions outstanding, at value (premiums received, $2,650,000)	1,444,100
Payable for variation margin on open centrally cleared swap contracts	215
Payable for open swap contracts	240,480
Payable to affiliates:
Investment adviser fee	421,489
Trustees’ fees	2,658
Accrued expenses	107,161
Total liabilities	$3,716,103
Net Assets applicable to investors’ interest in Portfolio	$689,402,500

Sources of Net Assets
Investors’ capital	$659,585,042
Net unrealized appreciation	29,817,458
Total	$689,402,500

*	Represents restricted cash on deposit at the custodian and the broker for open derivative contracts.

24	See Notes to Financial Statements.

Government Obligations Portfolio

October 31, 2014

Statement of Operations

Investment Income	Year Ended October 31, 2014
Interest	$22,864,620
Interest allocated from affiliated investment	24,134
Expenses allocated from affiliated investment	(2,982)
Total investment income	$22,885,772

Expenses
Investment adviser fee	$5,379,619
Trustees’ fees and expenses	32,107
Custodian fee	205,335
Legal and accounting services	119,578
Miscellaneous	24,656
Total expenses	$5,761,295
Deduct —
Reduction of custodian fee	$8
Total expense reductions	$8

Net expenses	$5,761,287

Net investment income	$17,124,485

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(879,569)
Investment transactions allocated from affiliated investment	221
Written swaptions	2,530,000
Financial futures contracts	787,432
Swap contracts	(7,237)
Net realized gain	$2,430,847
Change in unrealized appreciation (depreciation) —
Investments	$6,727,940
Written swaptions	(1,224,300)
Financial futures contracts	(382,656)
Swap contracts	(1,922,847)
Net change in unrealized appreciation (depreciation)	$3,198,137

Net realized and unrealized gain	$5,628,984

Net increase in net assets from operations	$22,753,469

25	See Notes to Financial Statements.

Government Obligations Portfolio

October 31, 2014

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2014	2013
From operations —
Net investment income	$17,124,485	$20,294,188
Net realized gain from investment transactions, written swaptions, financial futures contracts and swap contracts	2,430,847	11,512,333
Net change in unrealized appreciation (depreciation) from investments, written swaptions, financial futures contracts and swap contracts	3,198,137	(48,644,449)
Net increase (decrease) in net assets from operations	$22,753,469	$(16,837,928)
Capital transactions —
Contributions	$23,476,340	$80,991,483
Withdrawals	(205,546,361)	(486,444,237)
Net decrease in net assets from capital transactions	$(182,070,021)	$(405,452,754)

Net decrease in net assets	$(159,316,552)	$(422,290,682)

Net Assets
At beginning of year	$848,719,052	$1,271,009,734
At end of year	$689,402,500	$848,719,052

26	See Notes to Financial Statements.

Government Obligations Portfolio

October 31, 2014

Supplementary Data

	Year Ended October 31,
Ratios/Supplemental Data	2014	2013	2012	2011	2010
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.78%	0.75%	0.74%	0.75%	0.76%
Net investment income	2.33%	1.83%	2.50%	3.08%	3.48%
Portfolio Turnover	4%	8%	26%	19%	22%

Total Return	3.13%	(1.35)%	2.89%	2.21%	5.95%

Net assets, end of year (000’s omitted)	$689,403	$848,719	$1,271,010	$1,119,508	$1,199,203

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

27	See Notes to Financial Statements.

Government Obligations Portfolio

October 31, 2014

Notes to Financial Statements

1  Significant Accounting Policies

Government Obligations Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high current return. The Portfolio invests primarily in mortgage-backed securities (MBS) issued, backed or otherwise guaranteed by the U.S. Government or its agencies or instrumentalities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2014, Eaton Vance Government Obligations Fund, Eaton Vance Multi-Strategy Absolute Return Fund, Eaton Vance Short Duration Government Income Fund and Eaton Vance Multi-Strategy All Market Fund held an interest of 89.1%, 8.6%, 1.4% and less than 0.01%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Swaps (other than centrally cleared) and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of October 31, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

28

Government Obligations Portfolio

October 31, 2014

Notes to Financial Statements — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

J  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked to market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million, 0.6875% from $500 million up to $1 billion, 0.6250% from $1 billion up to $1.5 billion, 0.5625% from $1.5 billion up to $2 billion, 0.5000% from $2 billion up to $2.5 billion and 0.4375% of average daily net assets of $2.5 billion or more, and is payable monthly. This fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interests in the Portfolio. For the year ended October 31, 2014, the Portfolio’s investment adviser fee amounted to $5,379,619 or 0.73% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

29

Government Obligations Portfolio

October 31, 2014

Notes to Financial Statements — continued

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, aggregated $25,508,056 and $198,855,012, respectively, for the year ended October 31, 2014.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$668,798,621

Gross unrealized appreciation	$21,954,130
Gross unrealized depreciation	(4,341,735)

Net unrealized appreciation	$17,612,395

The net unrealized appreciation on swap contracts and written swaptions at October 31, 2014 on a federal income tax basis was $2,740,753.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts, written swaptions and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written swaptions at October 31, 2014 is included in the Portfolio of Investments.

A summary of obligations under these financial instruments at October 31, 2014 is as follows:

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

12/14	200 U.S. 5-Year Treasury Note	Short	$(23,759,375)	$(23,885,938)	$(126,563)
12/14	200 U.S. 10-Year Treasury Note	Short	(25,164,063)	(25,271,875)	(107,812)
12/14	120 U.S. Ultra-Long Treasury Bond	Long	18,671,250	18,817,500	146,250

					$(88,125)

30

Government Obligations Portfolio

October 31, 2014

Notes to Financial Statements — continued

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
CME Group, Inc.	$1,000	Receives	3-month USD-LIBOR-BBA	1.664%	2/24/19	$(6,267)

						$(6,267)

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)

Deutsche Bank AG	$20,000	Pays	3-month USD-LIBOR-BBA	2.61%	June 1, 2017/ June 1, 2022	$(240,480)
Deutsche Bank AG	20,000	Receives	3-month USD-LIBOR-BBA	2.82	June 1, 2017/ June 1, 2047	1,781,600

						$1,541,120

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

Written swaptions activity for the year ended October 31, 2014 was as follows:

	Notional Amount	Premiums Received

Outstanding, beginning of year	$200,000,000	$2,530,000
Swaptions written	100,000,000	2,650,000
Swaptions expired	(200,000,000)	(2,530,000)

Outstanding, end of year	$100,000,000	$2,650,000

At October 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures, interest rate swaps and swaptions to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The Portfolio enters into swap contracts (other than centrally cleared swaps) and over-the-counter written swaptions that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $1,684,580. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $1,912,531 at October 31, 2014.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written swaptions as the Portfolio, not the counterparty, is obligated to perform under such derivatives. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net

31

Government Obligations Portfolio

October 31, 2014

Notes to Financial Statements — continued

payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at October 31, 2014 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 7) at October 31, 2014.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at October 31, 2014 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Written swaptions	$—		$(1,444,100	)(1)
Futures contracts	146,250	(2)	(234,375	)(2)
Swap contracts	1,781,600	(3)	(240,480	)(4)
Swap contracts (centrally cleared)	—		(6,267	)(5)

Total	$1,927,850		$(1,925,222)

Derivatives not subject to master netting or similar agreements	$146,250		$(240,642)

Total Derivatives subject to master netting or similar agreements	$1,781,600		$(1,684,580)

(1)	Statement of Assets and Liabilities location: Written swaptions outstanding, at value.

(2)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(3)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Net unrealized appreciation.

(4)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized appreciation.

(5)

Amount represents cumulative unrealized depreciation on centrally cleared swap contracts in the Swaps Contracts table above. Only the current day’s variation margin on open centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Payable for variation margin on open centrally cleared swap contracts.

During the current reporting period, the Portfolio adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for assets and pledged by the Portfolio for liabilities as of October 31, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Deutsche Bank AG	$1,781,600	$(240,480)	$—	$(1,500,000)	$41,120

32

Government Obligations Portfolio

October 31, 2014

Notes to Financial Statements — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Deutsche Bank AG	$(240,480)	$240,480	$—	$—	$—
Citibank, N.A.	(1,444,100)	—	1,444,100	—	—

	$(1,684,580)	$—	$1,444,100	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(C)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended October 31, 2014 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Written swaptions	$2,530,000	$(1,224,300)
Futures contracts	$787,432	$(382,656)
Swap contracts	$(7,237)	$(1,922,847)

(1)	Statement of Operations location: Net realized gain (loss) – Written swaptions, Financial futures contracts and Swap contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written swaptions, Financial futures contracts and Swap contracts, respectively.

The average notional amounts of derivative contracts outstanding during the year ended October 31, 2014, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Swap Contracts

$21,496,000	$23,093,000	$40,692,000

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2014.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

33

Government Obligations Portfolio

October 31, 2014

Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Mortgage Pass-Throughs	$—	$597,253,532	$—	$597,253,532
Collateralized Mortgage Obligations	—	35,386,192	—	35,386,192
U.S. Government Agency Obligations	—	8,676,457	—	8,676,457
U.S. Treasury Obligations	—	8,272,032	—	8,272,032
Short-Term Investments	—	36,822,803	—	36,822,803

Total Investments	$—	$686,411,016	$—	$686,411,016

Futures Contracts	$146,250	$—	$—	$146,250
Swap Contracts	—	1,781,600	—	1,781,600

Total	$146,250	$688,192,616	$—	$688,338,866

Liability Description

Interest Rate Swaptions Written	$—	$(1,444,100)	$—	$(1,444,100)
Futures Contracts	(234,375)	—	—	(234,375)
Swap Contracts	—	(246,747)	—	(246,747)

Total	$(234,375)	$(1,690,847)	$—	$(1,925,222)

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At October 31, 2014, there were no investments transferred between Level 1 and Level 2 during the year then ended.

34

Government Obligations Portfolio

October 31, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Government Obligations Portfolio:

We have audited the accompanying statement of assets and liabilities of Government Obligations Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Government Obligations Portfolio as of October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 17, 2014

35

Eaton Vance Government Obligations Fund

Government Obligations Portfolio

October 31, 2014

Special Meeting of Shareholders (Unaudited)

Eaton Vance Government Obligations Fund

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Number of Shares(1)
Nominee for Trustee	For	Withheld
Scott E. Eston	77,626,337	764,169
Cynthia E. Frost	77,640,994	749,511
George J. Gorman	77,506,354	884,152
Valerie A. Mosley	77,642,583	747,923
Harriett Tee Taggart	77,561,266	829,240

Each nominee was also elected a Trustee of Government Obligations Portfolio.

(1)	Excludes fractional shares.

Government Obligations Portfolio

The Portfolio held a Special Meeting of Interestholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	For	Withheld
Scott E. Eston	99.04%	0.96%
Cynthia E. Frost	99.05%	0.95%
George J. Gorman	98.90%	1.10%
Valerie A. Mosley	99.07%	0.93%
Harriett Tee Taggart	98.77%	1.23%

36

Eaton Vance

Government Obligations Fund

October 31, 2014

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Government Obligations Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 180 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolios	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 180 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost(3) 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman(3) 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley(4) 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

37

Eaton Vance

Government Obligations Fund

October 31, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolios	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	2003

Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolios	Officer Since(5)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President of the Trust and Vice President of the Portfolio	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Susan Schiff 1961	President of the Portfolio	2012	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.

38

Eaton Vance

Government Obligations Fund

October 31, 2014

Management and Organization — continued

(2)

During their respective tenures, the Trustees (except for Ms. Frost and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014.
(4)	Ms. Mosley began serving as a Trustee effective January 1, 2014.
(5)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

39

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

40

This Page Intentionally Left Blank

Investment Adviser of Government Obligations Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Government Obligations Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

140 10.31.14

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2013 and October 31, 2014 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/13	10/31/14
Audit Fees	$61,750	$66,375
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$19,240	$20,410
All Other Fees(3)	$0	$0

Total	$80,990	$86,785

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2013 and October 31, 2014; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/13	10/31/14
Registrant	$19,240	$20,410
Eaton Vance(1)	$526,385	$99,750

(1)	Certain entities that provide ongoing services to the registrant are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Government Obligations Portfolio

By:	/s/ Susan Schiff
Susan Schiff
President

Date:	December 11, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 11, 2014

By:	/s/ Susan Schiff
Susan Schiff
President

Date:	December 11, 2014